Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020		229,038,000
Beginning balance at Dec. 31, 2020	$ 2,063,873	$ 23	$ 3,852,291	$ (37,207)	$ (1,751,234)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	160,144				160,144
Other comprehensive income (loss)	$ 8,136			8,136
Stock-based compensation and issuance of common stock from vesting (in shares)	6,752,647	485,000
Stock-based compensation and issuance of Common Stock from vesting	$ 26,184		26,184
Repurchase and cancellation of Common Stock and warrants (in shares)		(11,851,000)
Repurchase and cancellation of Common Stock and warrants	(340,376)	$ (1)	(340,375)
Issuance of common stock from the exercise of options and warrants (in shares)		6,268,000
Issuance of Common Stock from the exercise of options and warrants	85,979		85,979
Withholding taxes on net share settlement of stock-based compensation and option exercises	(7,177)		(7,177)
Ending balance (in shares) at Dec. 31, 2021		223,940,000
Ending balance at Dec. 31, 2021	1,996,763	$ 22	3,616,902	(29,071)	(1,591,090)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	339,540				339,540
Other comprehensive income (loss)	$ (41,051)			(41,051)
Stock-based compensation and issuance of common stock from vesting (in shares)	3,847,905	594,000
Stock-based compensation and issuance of Common Stock from vesting	$ 29,613		29,613
Repurchase and cancellation of Common Stock and warrants (in shares)		(19,836,000)
Repurchase and cancellation of Common Stock and warrants	(756,908)	$ (2)	(756,906)
Issuance of common stock from the exercise of options and warrants (in shares)		3,254,000
Issuance of Common Stock from the exercise of options and warrants	11,231	$ 1	11,230
Withholding taxes on net share settlement of stock-based compensation and option exercises	$ (13,888)		(13,888)
Ending balance (in shares) at Dec. 31, 2022	207,951,682	207,952,000
Ending balance at Dec. 31, 2022	$ 1,565,300	$ 21	2,886,951	(70,122)	(1,251,550)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	476,457				476,457
Other comprehensive income (loss)	$ 17,354			17,354
Stock-based compensation and issuance of common stock from vesting (in shares)	549,272	514,000
Stock-based compensation and issuance of Common Stock from vesting	$ 34,486		34,486
Repurchase and cancellation of Common Stock and warrants (in shares)		(18,534,000)
Repurchase and cancellation of Common Stock and warrants	(818,674)	$ (1)	(818,673)
Issuance of common stock from the exercise of options and warrants (in shares)		35,000
Issuance of Common Stock from the exercise of options and warrants	498		498
Withholding taxes on net share settlement of stock-based compensation and option exercises	$ (14,171)		(14,171)
Ending balance (in shares) at Dec. 31, 2023	189,967,135	189,967,000
Ending balance at Dec. 31, 2023	$ 1,261,250	$ 20	$ 2,089,091	$ (52,768)	$ (775,093)